Document and Entity Information	Jan. 03, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001668673
Document Type	8-K
Document Period End Date	Jan. 03, 2022
Entity Registrant Name	PETIQ, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38163
Entity Tax Identification Number	35-2554312
Entity Address, Address Line One	230 East Riverside Dr.
Entity Address, City or Town	Eagle
Entity Address, State or Province	ID
Entity Address, Postal Zip Code	83616
City Area Code	(208)
Local Phone Number	939-8900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.001 per share
Trading Symbol	PETQ
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false